Shareholders' equity (Schedule of Options Outstanding under 2011 Plan and 2011 Sub-Plan) (Details) - 2011 plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	3,412,281
Outstanding Weighted average remaining contractual life (in years)	4 years 7 months 28 days
Exercisable Number of share options	2,324,545
Exercisable Weighted average remaining contractual life (years)	4 years 2 months 4 days
Outstanding Aggregate intrinsic value | $	$ 22,065
Exercisable Aggregate intrinsic value | $	$ 22,052
$1.74-$5.15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	275,414
Outstanding Weighted average remaining contractual life (in years)	1 year 10 months 13 days
Exercisable Number of share options	275,414
Exercisable Weighted average remaining contractual life (years)	1 year 10 months 13 days
$1.74-$5.15 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 1.74
$1.74-$5.15 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 5.15
$5.16-$11.81
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	305,106
Outstanding Weighted average remaining contractual life (in years)	4 years 6 months 10 days
Exercisable Number of share options	305,106
Exercisable Weighted average remaining contractual life (years)	4 years 3 months 18 days
$5.16-$11.81 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 5.16
$5.16-$11.81 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 11.81
$11.82-$15.62
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	526,063
Outstanding Weighted average remaining contractual life (in years)	5 years 7 days
Exercisable Number of share options	525,313
Exercisable Weighted average remaining contractual life (years)	5 years 7 days
$11.82-$15.62 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 11.82
$11.82-$15.62 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 15.62
$15.63 -$25.31
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	359,221
Outstanding Weighted average remaining contractual life (in years)	3 years 7 months 9 days
Exercisable Number of share options	359,971
Exercisable Weighted average remaining contractual life (years)	3 years 7 months 9 days
$15.63 -$25.31 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 15.63
$15.63 -$25.31 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 25.31
$25.32-$27.87
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	363,263
Outstanding Weighted average remaining contractual life (in years)	5 years 2 months 15 days
Exercisable Number of share options	148,158
Exercisable Weighted average remaining contractual life (years)	3 years 5 months 8 days
$25.32-$27.87 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 25.32
$25.32-$27.87 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 27.87
$27.88-$36.29
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	312,238
Outstanding Weighted average remaining contractual life (in years)	5 years 8 months 23 days
Exercisable Number of share options	108,912
Exercisable Weighted average remaining contractual life (years)	5 years 8 months 26 days
$27.88-$36.29 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 27.88
$27.88-$36.29 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 36.29
$36.30-$38.29
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	412,933
Outstanding Weighted average remaining contractual life (in years)	6 years 1 month 20 days
Exercisable Number of share options	77,414
Exercisable Weighted average remaining contractual life (years)	6 years 1 month 20 days
$36.30-$38.29 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 36.3
$36.30-$38.29 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 38.29
$38.30-$84.27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	272,106
Outstanding Weighted average remaining contractual life (in years)	4 years 10 days
Exercisable Number of share options	204,240
Exercisable Weighted average remaining contractual life (years)	3 years 10 months 13 days
$38.30-$84.27 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 38.3
$38.30-$84.27 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 84.27
$84.28-$227.06
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	235,457
Outstanding Weighted average remaining contractual life (in years)	5 years 1 month 13 days
Exercisable Number of share options	104,311
Exercisable Weighted average remaining contractual life (years)	5 years 1 month 9 days
$84.28-$227.06 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 84.28
$84.28-$227.06 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 227.06
$227.07-$243.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	350,480
Outstanding Weighted average remaining contractual life (in years)	4 years 4 months 28 days
Exercisable Number of share options	215,706
Exercisable Weighted average remaining contractual life (years)	4 years 4 months 20 days
$227.07-$243.50 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 227.07
$227.07-$243.50 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 243.5